Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITIES
Net loss from operations	$ (185,655)	$ (776,490)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation & Amortization	9,571	97,807
Stock issued to vendors for service		7,700
Stock based compensation	2,000	120,000
Premium Expense	41,666	11,846
(Gain) Loss on note conversions	(3,250)	61,141
Impairment Expense		214,440
Note for services		20,000
Loss on sale of marketable securities		5,703
Bad debt expense		34,675
Changes in working capital items:
Accounts payable	14,053	1,634
Accounts receivable		(3,175)
Advances to officers	17,254	(17,254)
Other current liabilities	11,689	1,339
Accrued interest payable	73,631	79,244
Cash flow from operating activities	(19,041)	(141,390)
INVESTING ACTIVITIES
Proceeds from sale of marketable securities		19,297
Purchased capitalized software		(76,914)
Purchased equipment		(795)
Purchased software	(7,579)	(44)
Cash flow from investing activities	(7,579)	(58,456)
FINANCING ACTIVITIES
Proceeds from common stock sold	17,500	190,501
Related party loans
Cash Contributed Officer
Cash flow from financing activities	17,500	190,501
Net change in cash	(9,120)	(9,345)
Beginning cash	9,615	18,960
Ending Cash	495	9,615
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental Non-Cash Investing and Financing Information:
Common stock issued in connection with debt conversions	55,108	339,416
Common stock issued to employees and officers	66,300
Common stock issued to vendors for settlement of accounts payable		7,700
Common stock issued to acquire software products	97,029
Debt forgiveness former officer.	$ 24,553	$ 395,950